Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	48.00%	49.00%
Inactive and retired members	52.00%	51.00%
Total	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	27.00%	26.00%
Inactive and retired members	73.00%	74.00%
Total	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	39.00%	42.00%
Inactive and retired members	61.00%	58.00%
Total	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	3.00%	3.00%
Inactive and retired members	97.00%	97.00%
Total	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	35.00%	40.00%
Inactive and retired members	65.00%	60.00%
Total	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	41.00%	36.00%
Inactive and retired members	59.00%	64.00%
Total	100.00%	100.00%